GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Goodwill and other intangible assets
Gross Amount	$ 16,186,000	$ 9,036,000
Accumulated Amortization	5,520,000	3,095,000
Amortization expense for acquired identifiable intangible assets	2,400,000	1,900,000	$ 1,200,000
Estimated amortization expense for acquired identifiable intangible assets
2018	2,847,000
2019	1,982,000
2020	1,570,000
2021	1,005,000
2022	896,000
Thereafter	2,366,000
Total estimated amortization expense	10,666,000
Goodwill impairment
Goodwill impairment	0	0	$ 0
Backlog
Goodwill and other intangible assets
Gross Amount	1,398,000	1,398,000
Accumulated Amortization	$ 989,000	639,000
Amortization Period (in years)	5 years
Tradename
Goodwill and other intangible assets
Gross Amount	$ 3,779,000	2,739,000
Accumulated Amortization	$ 2,050,000	1,142,000
Tradename | Minimum
Goodwill and other intangible assets
Amortization Period (in years)	2 years 6 months
Tradename | Maximum
Goodwill and other intangible assets
Amortization Period (in years)	6 years
Non-compete agreements
Goodwill and other intangible assets
Gross Amount	$ 1,331,000	1,331,000
Accumulated Amortization	$ 745,000	463,000
Amortization Period (in years)	4 years
Non-compete agreements | Minimum
Goodwill and other intangible assets
Amortization Period (in years)	4 years
License to bid
Goodwill and other intangible assets
Gross Amount	$ 308,000	308,000
Accumulated Amortization	$ 308,000	308,000
Amortization Period (in years)	1 year
Developed technology
Goodwill and other intangible assets
Gross Amount	$ 2,760,000
Accumulated Amortization	$ 144,000
Amortization Period (in years)	8 years
In-Process Research & Technology
Goodwill and other intangible assets
Gross Amount	$ 1,650,000
Amortization Period (in years)	10 years
Customer relationships
Goodwill and other intangible assets
Gross Amount	$ 4,960,000	3,260,000
Accumulated Amortization	$ 1,284,000	$ 543,000
Customer relationships | Minimum
Goodwill and other intangible assets
Amortization Period (in years)	5 years
Customer relationships | Maximum
Goodwill and other intangible assets
Amortization Period (in years)	8 years